UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MASSACHUSETTS

INVESTORS GROWTH STOCK FUND

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 5.4%
Precision Castparts Corp.	343,350	$64,065,677
United Technologies Corp.	1,737,938	157,370,286

		$221,435,963
Alcoholic Beverages - 1.1%
Pernod Ricard S.A.	356,275	$46,229,750

Apparel Manufacturers - 3.0%
LVMH Moet Hennessy Louis Vuitton S.A.	402,493	$69,156,318
NIKE, Inc., “B”	1,016,392	55,352,708

		$124,509,026
Automotive - 1.4%
Johnson Controls, Inc.	1,868,858	$58,812,961

Broadcasting - 4.1%
Discovery Communications, Inc., “A” (a)	475,010	$34,832,483
Omnicom Group, Inc.	419,540	24,136,136
Viacom, Inc., “B”	771,220	45,085,521
Walt Disney Co.	1,181,070	64,474,611

		$168,528,751
Brokerage & Asset Managers - 4.1%
Charles Schwab Corp.	2,130,780	$34,603,867
CME Group, Inc.	319,330	19,102,321
Franklin Resources, Inc.	813,501	114,907,016

		$168,613,204
Business Services - 5.0%
Accenture PLC, “A”	1,946,824	$144,765,833
MSCI, Inc., “A” (a)	704,534	23,341,211
Verisk Analytics, Inc., “A” (a)	649,590	38,014,007

		$206,121,051
Cable TV - 0.6%
DIRECTV, “A” (a)	505,780	$24,363,423

Chemicals - 0.6%
Monsanto Co.	235,550	$23,797,617

Computer Software - 4.5%
Autodesk, Inc. (a)	501,541	$18,416,586
Check Point Software Technologies Ltd. (a)	443,921	23,310,292
Oracle Corp.	4,183,851	143,338,735

		$185,065,613
Computer Software - Systems - 5.9%
Apple, Inc.	238,557	$105,299,060
EMC Corp. (a)	3,267,516	75,185,543
International Business Machines Corp.	308,780	62,012,287

		$242,496,890

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 7.1%
Church & Dwight Co., Inc.	438,054	$27,141,826
Colgate-Palmolive Co.	1,264,982	144,751,890
Procter & Gamble Co.	1,583,511	120,631,868

		$292,525,584
Electrical Equipment - 9.7%
Amphenol Corp., “A”	541,930	$38,401,160
Danaher Corp.	2,543,856	156,701,530
Mettler-Toledo International, Inc. (a)	256,508	54,584,902
Sensata Technologies Holding B.V. (a)	2,690,827	87,424,969
W.W. Grainger, Inc.	281,006	63,636,619

		$400,749,180
Electronics - 4.4%
ASML Holding N.V. (l)	266,480	$18,914,750
Microchip Technology, Inc.	2,833,081	103,322,464
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,336,011	60,882,201

		$183,119,415
Energy - Independent - 1.3%
Occidental Petroleum Corp.	653,343	$53,789,729

Food & Beverages - 5.5%
Groupe Danone	1,354,627	$93,859,265
Mead Johnson Nutrition Co., “A”	873,990	65,470,591
PepsiCo, Inc.	912,268	69,122,546

		$228,452,402
Food & Drug Stores - 1.6%
CVS Caremark Corp.	1,259,106	$64,365,499

General Merchandise - 1.2%
Kohl’s Corp.	447,160	$20,614,076
Target Corp.	433,032	27,263,695

		$47,877,771
Internet - 5.4%
eBay, Inc. (a)	659,615	$36,067,748
Google, Inc., “A” (a)	233,440	187,032,128

		$223,099,876
Medical & Health Technology & Services - 2.5%
Express Scripts Holding Co. (a)	1,505,903	$85,700,940
Patterson Cos., Inc.	526,578	19,135,845

		$104,836,785
Medical Equipment - 7.5%
Becton, Dickinson & Co.	299,790	$26,399,507
DENTSPLY International, Inc.	2,243,073	92,908,084
St. Jude Medical, Inc.	557,720	22,866,520
Thermo Fisher Scientific, Inc.	1,531,543	113,027,873
Waters Corp. (a)	587,390	54,462,801

		$309,664,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 0.5%
Rio Tinto PLC	394,647	$21,199,939

Oil Services - 2.7%
National Oilwell Varco, Inc.	231,833	$15,794,782
Schlumberger Ltd.	1,246,690	97,054,817

		$112,849,599
Other Banks & Diversified Financials - 4.2%
MasterCard, Inc., “A”	95,360	$49,379,315
Visa, Inc., “A”	784,626	124,473,069

		$173,852,384
Pharmaceuticals - 2.9%
Allergan, Inc.	325,840	$35,327,573
Johnson & Johnson	1,099,258	83,664,526
Zoetis, Inc. (a)	75,400	2,522,130

		$121,514,229
Railroad & Shipping - 0.8%
Kuehne & Nagel International AG	286,570	$32,934,832

Restaurants - 2.1%
McDonald’s Corp.	906,900	$86,971,710

Specialty Chemicals - 1.5%
Praxair, Inc.	539,480	$60,988,214

Specialty Stores - 0.6%
Industria de Diseno Textil S.A.	189,900	$25,305,298

Trucking - 1.9%
Expeditors International of Washington, Inc.	1,995,810	$77,537,219
Total Common Stocks		$4,091,608,699

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	34,705,747	$34,705,747

Collateral for Securities Loaned - 0.4%
Morgan Stanley Repurchase Agreement, 0.17%, dated 2/28/13, due 3/01/13, total to be received $14,438,229 (secured by U.S. Treasury and Federal Agency obligations valued at $14,727,064 in an individually traded account), at Net Asset Value	$14,438,161	$14,438,161
Total Investments		$4,140,752,607

Other Assets, Less Liabilities - (0.3)%		(12,332,380)
Net Assets - 100.0%		$4,128,420,227

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$3,699,816,053	$—	$—	$3,699,816,053
France	46,229,750	163,015,584	—	209,245,334
Taiwan	60,882,201	—	—	60,882,201
Switzerland	—	32,934,832	—	32,934,832
Spain	—	25,305,298	—	25,305,298
Israel	23,310,292	—	—	23,310,292
United Kingdom	21,199,939	—	—	21,199,939
Netherlands	18,914,750	—	—	18,914,750
Short Term Securities	—	14,438,161	—	14,438,161
Mutual Funds	34,705,747	—	—	34,705,747
Total Investments	$3,905,058,732	$235,693,875	$—	$4,140,752,607

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $221,255,714 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,361,673,840
Gross unrealized appreciation	823,367,650
Gross unrealized depreciation	(44,288,883)
Net unrealized appreciation (depreciation)	$779,078,767

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	39,779,702	205,446,111	(210,520,066)	34,705,747

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$20,035	$34,705,747

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.